Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Annual Return [Percent]	17.35%	14.43%	23.73%	(14.59%)